STOCK BASED COMPENSATION (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
STOCK BASED COMPENSATION
NOTE 14 – STOCK BASED COMPENSATION
In connection with the business combination, the Tuatara shareholders approved the SpringBig Holdings, Inc. 2022 Long-Term Incentive Plan (the “2022 Incentive Plan”), which became effective upon the Closing.
The number of shares of our common stock initially reserved for issuance under the 2022 Incentive Plan was 1,525,175, which equaled the amount of shares of our common stock equal to 5% of the sum of (i) the number of shares of our common stock outstanding as of the Closing and (ii) the number of shares of our common stock underlying stock options issued under the SpringBig, Inc. 2017 Equity Incentive Plan (as amended and restated) (the “Legacy Incentive Plan”) that were outstanding as of the Closing. Shares subject to stock awards granted under the 2022 Incentive Plan that expire or terminate without being exercised in full, or that are paid out in cash rather than in shares, will not reduce the number of shares available for issuance under the 2022 Incentive Plan.
At the annual shareholder meeting on June 13, 2022, the Company shareholders approved an amendment to the 2022 Incentive Plan to add an automatic annual increase in the number of shares authorized for issuance of up to 5% of the number of the Company’s common stock issued and outstanding on December 31 of the immediately preceding calendar year, beginning with the fiscal year ending December 31, 2023; provided that the annual increase with respect to the fiscal year ending December 31, 2023, which is 1,332,986 shares of common stock, took effect on the first business day following the annual shareholder meeting.
The number of shares automatically added to the number of shares authorized for issuance on January 1, 2024, was 2,266,988, being 5% of the number of the Company’s common stock issued and outstanding on December 31, 2023. The total number of shares of common stock authorized for issuance under the 2022 Incentive Plan is 5,125,149 as of March 31, 2024.
Prior to the closing of the merger, Legacy SpringBig maintained an equity incentive plan (the “Legacy Incentive Plan”), which was originally established effective December 1, 2017. SpringBig has not granted any additional awards under the Legacy Incentive Plan following the business combination.
The following table summarizes information on stock options outstanding as of March 31, 2024 under the Legacy Incentive Plan:

	Options Outstanding		Options Vested and Exercisable
	Number of Options	Weighted Average Exercise Price (Per Share)	Number of Options	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price (Per Share)
Outstanding Balance, January 1, 2024	2,271,894	$0.57	2,244,102	4.76	$0.56
Options granted	—
Options exercised	—	$—
Options forfeited	(2,964)	$1.26
Options cancelled	—	$—
Outstanding Balance, March 31, 2024	2,268,930	$0.57	2,255,034	4.57	$0.57
During the three months ended March 31, 2024 and 2023, compensation expense recorded in connection with the Legacy Incentive Plan was $17,000 and $30,000, respectively. These charges are recorded in administrative expense on the condensed consolidated statements of operations.
No options were exercised during the three months ended March 31, 2024. As of March 31, 2024, the intrinsic value of the 2,255,034 options outstanding and exercisable was $0. As of March 31, 2024, the total compensation cost related to non-vested awards not yet recognized was $17,000 with a weighted-average period of.0.25 years over which it is expected to be recognized.
The following table summarizes information on Restricted Stock Units outstanding as of March 31, 2024 under the 2022 Incentive Plan:

	Restricted Stock Units Outstanding
	Number of RSUs	Weighted Average Fair Value (Per Share)	Weighted Average Vesting (Years)
Outstanding Balance, December 31, 2022	725,000	$1.97	2.5
RSUs granted	1,989,000	0.56
RSUs forfeited	(276,836)	1.28
RSUs vested and common stock issued	(225,655)	$1.97
Outstanding Balance, December 31, 2023	2,211,509	$0.80
RSUs forfeited	(50,000)	0.80
Outstanding Balance, March 31, 2024	2,161,509	$0.79	1.9
During the three months ended March 31, 2024 and 2023, compensation expense recorded in connection with the 2023 Incentive Plan was $178,000 and $132,000, respectively. The expense is reported within general and administrative expenses. The remaining expense of approximately $1.1 million will be recognized in future periods through September 2026. The Restricted Stock Units vest one-third on each of the first, second, and third anniversary after issuance.

NOTE 15 – STOCK BASED COMPENSATION
Legacy Incentive Plan
Prior to the closing of the business combination, Legacy SpringBig maintained an equity incentive plan (the “Legacy Incentive Plan”), which was originally established effective December 1, 2017. The Legacy Incentive Plan permitted the grant of incentive stock options, non-qualified stock options, restricted stock awards, and restricted stock unit awards to Legacy SpringBig and its affiliates’ employees, consultants and directors. SpringBig will not grant any additional awards under the Legacy Incentive Plan following the business combination.
The following table summarizes information on stock options outstanding as of December 31, 2023 and 2022 under the Legacy Incentive Plan:

	Options Outstanding		Options Vested and Exercisable
Fixed Options	Number of Options	Weighted Average Exercise Price (Per Share)	Number of Options	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price (Per Share)
Outstanding Balance, January 1, 2022	6,802,437	$0.38	4,628,311	6.79	$0.24
Options exercised	(530,666)	$0.55
Options forfeited	(61,460)	$0.75
Options cancelled	(4,791)	$0.75
Outstanding Balance, June 14, 2022	6,205,520
Conversion ratio	0.5929
SpringBig Holdings options	3,679,171
Options exercised	(135,090)	$0.30
Options forfeited	(149,328)	$1.11	______	___	____
Outstanding Balance, January 1, 2023	3,394,753	$0.57	3,250,236	5.79	$0.54
Options exercised	(727,233)	$0.38
Options forfeited	(25,876)	$0.82
Options cancelled	(369,750)	$0.84
Outstanding Balance, Dec. 31, 2023	2,271,894	$0.57	2,244,102	4.76	$0.56
The intrinsic value of the options exercised during the years ended December 31, 2023 and 2022 was $162,000 and $3,400,000, respectively.
With the consummation of the business combination, all outstanding options were vested with the exception of 192,689 options granted to certain executives of the Company. The cost associated with the early vesting was $0.9 million and is included in administrative expense on the statement of operations for the year ending December 31, 2022.
The Company used the Black-Scholes option-pricing model to value option grants and to determine the related compensation expense. The assumptions used in calculating the fair value of stock-based payment awards represent management’s best estimations. The Company based its expected volatility based on the volatilities of certain publicly traded peer companies.
The risk-free interest rate used for each grant is equal to the U.S. Treasury yield curve in effect at the time of grant for instruments with a similar expected life. The expected term of options granted was determined based on the expected holding period at the time of the grant. GAAP also requires that the Company recognize compensation expense for only the portion of options that are expected to vest.
During the years ended December 31, 2023 and 2022, compensation expense recorded in connection with the Legacy Incentive Plan was $118,000 and $982,000, respectively. As of December 31, 2023, the intrinsic value of the remaining options was $0 and the remaining expense to be recognized under the Legacy Incentive Plan was $35,000. These charges are recorded in administrative expense on the consolidated statements of operations.
2022 Incentive Plan
At the Special Meeting, in connection with the business combination, the Tuatara shareholders approved the SpringBig Holdings, Inc. 2022 Long-Term Incentive Plan (the “2022 Incentive Plan”), which became effective upon the Closing.
The number of shares of our common stock initially reserved for issuance under the 2022 Incentive Plan was 1,525,175, which equaled the amount of shares of our common stock equal to 5% of the sum of (i) the number of shares of our common stock outstanding as of the Closing and (ii) the number of shares of our common stock underlying stock options issued under the SpringBig, Inc. 2017 Equity Incentive Plan (as amended and restated) (the “Legacy Incentive Plan”) that were outstanding as of the Closing. An additional 1,332,986 shares, equal to 5% of the number of shares of common stock outstanding at December 31, 2022, were reserved for issuance following approval by shareholders at the annual shareholder meeting on June 13, 2022. Shares subject to stock awards granted under the 2022 Incentive Plan that expire or terminate without being exercised in full, or that are paid out in cash rather than in shares, will not reduce the number of shares available for issuance under the 2022 Incentive Plan.
The following table summarizes information on Restricted Stock Units outstanding as of December 31, 2023 under the 2022 Incentive Plan:

	Restricted Stock Units Outstanding
	Number of RSUs	Weighted Average Fair Value (Per Share)	Weighted Average Vesting (Years)
Outstanding Balance, January 1, 2022	—
RSUs granted	761,500	$1.97
RSUs forfeited	(36,500)	$1.97
Outstanding Balance, January 1, 2023	725,000	$1.97	2.5
RSUs granted	1,989,000	$0.56
RSUs forfeited	(276,836)	$1.28
RSUs vested and common stock issued	(225,655)	$1.97
Outstanding Balance, December 31, 2023	2,211,509	$0.80	2.2
During the years ended December 31, 2023 and 2022, compensation expense recorded in connection with the 2022 Incentive Plan was $704,000 and $246,000, respectively. These charges are recorded in administrative expense on the consolidated statements of operations.
The remaining expense of approximately $1,336,000 will be recognized in future periods through June 2026. The Restricted Stock Units vest one-third on each of the first, second, and third anniversary after issuance.